OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Liabilities Text Block Abstract
Schedule of composition of other financial liabilities
	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$
Current
(a) Interest bearing loans	629,106	3,869,040
(b) Lease Liability	173,735	578,740
(c) Hedge derivatives	-	2,734
(d) Derivative non classified as hedge accounting	-	2,937
Total current	802,841	4,453,451

Non-current
(a) Interest bearing loans	3,936,320	3,566,804
(b) Lease Liability	2,042,719	2,381,898
Total non-current	5,979,039	5,948,702

Schedule of composition of interest bearing loans
	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$
Current
Loans to exporters	-	159,161
Bank loans (3)	353,284	415,087
Guaranteed obligations (5)(6)	17,887	75,593
Other guaranteed obligations (1)(3)	66,239	2,546,461
Subtotal bank loans	437,410	3,196,302
Obligation with the public (3)	33,383	396,345
Financial leases (4)(5)(6)(7)	156,285	199,885
Other loans	2,028	76,508
Total current (2)	629,106	3,869,040

Non-current
Bank loans (3)	1,032,711	106,751
Guaranteed obligations (5)(6)	307,174	434,942
Other guaranteed obligations	408,065	178,961
Subtotal bank loans	1,747,950	720,654
Obligation with the public (3)	1,256,416	1,856,853
Financial leases (4)(5)(6)(7)	931,954	989,297
Total non-current (2)	3,936,320	3,566,804
Total obligations with financial institutions (2)	4,565,426	7,435,844

(1)	During March and April 2020, LATAM Airlines Group S.A. drew the entirety (US$ 600 million) of the committed credit line “Revolving Credit Facility (RCF)”. The line is guaranteed with collateral made up of aircraft, engines and spare parts, which was fully drawn until November 3, 2022. Once emerged from Chapter 11, this line was fully repaid and is available to be drawn.

(2)	On May 26, 2020 LATAM Airlines Group S.A. and its subsidiaries in Chile, Peru, Colombia and Ecuador filed for protection under Chapter 11 of the United States bankruptcy law in the Court for the Southern District of New York. Under Section 362 of the Bankruptcy Code. The same occurred for TAM LINHAS AÉREAS S.A and its affiliates (all LATAM affiliates in Brazil), dated July 9, 2020. Filing for Chapter 11 automatically suspends most actions against LATAM and its affiliates, including most of actions to collect financial obligations incurred before the Chapter 11 filing date or to exercise control over the property of LATAM and its affiliates. Consequently, although the bankruptcy filing may have caused defaults for some of the obligations of LATAM and its affiliates, the counterparties cannot take any action as a result of such defaults.

(3)	On September 29, 2020, LATAM Airlines Group S.A. obtained Debtor-in-Possession (“DIP”) financing for a total of US$2,450 million, composed of US$1,300 million of a tranche A (“Tranche A”) and US$1,150 million of a tranche C (“Tranche C” ), of which US$750 million were provided by related parties. Obligations under the DIP were secured by assets owned by LATAM and certain of its subsidiaries, including, but not limited to, shares, certain engines and spare parts.

(4)	On June 17, 2021, the United States Court for the Southern District of New York approved the motion presented by the Company to reject the lease of an aircraft financed under a financial lease in the amount of US$130.7 million.

(5)	On June 30, 2021, the United States Court for the Southern District of New York approved the motion filed by the Company to reject the lease contract for 3 aircraft financed under a financial lease in the amount of US$ 307.4 million.

(6)	On November 1, 2021, the United States Court for the Southern District of New York approved the motion filed by the Company to reject the lease contract for 1 engine financed under a financial lease in the amount of US$ 19.5 million.

Schedule of currency balances of interest bearing loans
	As of	As of
	December 31,	December 31,
	2022	2021
Currency	ThUS$	ThUS$

Brazilian real	314,322	338,953
Chilean peso (U.F.)	157,288	639,710
US Dollar	4,093,816	6,457,181
Total	4,565,426	7,435,844

Schedule of interest-bearing loans due in installments Chile (2021)
				Nominal values							Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total		Annual
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans
0-E	SANTANDER	Spain	US$	-	-	70,951	-	-	70,951	173	-	70,951	-	-	71,124	Quaterly	7,26	7,26
0-E	GOLDMAN SACHS	U.S.A.	US$	2,750	8,250	22,000	1,067,000	-	1,100,000	30,539	8,250	22,000	939,760	-	1,000,549	Quaterly	18.46	13.38
Obligations with the public
97.036.000- K	SANTANDER	Chile	UF	-	-	-	-	156,783	156,783	505	-	-	-	156,783	157,288	At Expiration	2.00	2.00
97.036.000- K	SANTANDER	U.S.A.	US$	-	-	-	-	3	3	-	-	-	-	3	3	At Expiration	1,00	1,00
0 - E	WILMINGTON TRUST COMPANY	U.S.A.	US$	-	-	-	450,000	700,000	1,150,000	-	32,878	-	430,290	669,340	1,132,508	At Expiration	15.00	13,38
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	1,761	6,907	22,890	26,035	126,605	184,198	2,637	6,907	22,212	25,627	126,048	183,431	Quaterly	5,76	5,76
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	2,208	6,110	32,620	33,210	67,457	141,605	2,233	6,110	32,620	33,210	67,457	141,630	Quaterly/Monthly	8.20	8.20
-	SWAP Received aircraft	-	US$	-	-	-	-	-	-	-	-	-	-	-	-	Quaterly	-	-
Other guaranteed obligations
0-E	CREDIT AGRICOLE	France	US$	-	14,667	29,333	231,000	-	275,000	3,837	14,667	26,153	228,880	-	273,537	Quaterly	8,24	8,24
0-E	MUFG	U.S.A.	US$	11,345	34,624	66,419	-	-	112,388	11,404	34,624	66,419	-	-	112,447	Quaterly	6.23	6.23
0-E	CITIBANK	U.S.A.	US$	-	-	-	-	-	-	1470			-	-	1,470	At Expiration	1,00	1,00
0-E	EXIM BANK	U.S.A.	US$	-	-	17,737	36,431	32,444	86,612	237	-	17,738	36,431	32,444	86,850	Quaterly	2.01	1.78
Financial leases
0-E	CITIBANK	U.S.A.	US$	6,825	5,689	-	-	-	12,514	6,888	5,689	-	-	-	12,577	Quaterly	6.19	5.47
0-E	BNP PARIBAS	U.S.A.	US$	6,596	20,048	1,521	-	-	28,165	6,776	20,048	1,516	-	-	28,340	Quaterly	5.99	5.39
0-E	NATIXIS	France	US$	6,419	19,341	53,207	55,696	104,475	239,138	8,545	19,341	52,881	55,478	103,905	240,150	Quaterly	6.44	6.44
0-E	US BANK	U.S.A.	US$	16,984	51,532	84,177	-	-	152,693	17,831	51,532	79,805	-	-	149,168	Quaterly	4.06	2.85
0-E	PK AIRFINANCE	U.S.A.	US$	1,533	4,664	6,393	-	-	12,590	1,579	4,664	6,393	-	-	12,636	Quaterly	5.97	5.97
0-E	EXIM BANK	U.S.A.	US$	-	-	113,668	180,260	152,581	446,509	1,923	-	112,666	178,672	151,236	444,497	Quaterly	3.58	2.79
0-E	BANK OF UTAH	U.S.A.	US$	2321	6568	20990	30557	121801	182,237	2321	6568	20990	30557	121801	182,237	Monthly	10,45	10,45
Others loans
0-E	Various (*)		US $	2,028	-	-	-	-	2,028	2,028	-	-	-	-	2,028	At Expiration	-	-
	Total			60,770	178,400	541,906	2,110,189	1,462,149	4,353,414	100,926	211,278	532,344	1,958,905	1,429,017	4,232,470

				Nominal values						Accounting values
					More than	More than	More than	More			More than	More than	More than	More
				Up to	90 days	one to	three to	than	Total	Up to	90 days	one to	three to	than	Total		Annual
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Loans to exporters
0-E	CITIBANK	U.S.A.	US$	114,000	-	-	-	-	114,000	123,366	-	-	-	-	123,366	At Expiration	2.96	2.96
76.645.030-K	ITAU	Chile	US$	20,000	-	-	-	-	20,000	22,742	-	-	-	-	22,742	At Expiration	4.20	4.20
0-E	HSBC	England	US$	12,000	-	-	-	-	12,000	13,053	-	-	-	-	13,053	At Expiration	4.15	4.15
Bank loans
97.023.000-9	CORPBANCA	Chile	UF	10,106	-	-	-	-	10,106	11,040	-	-	-	-	11,040	Quaterly	3.35	3.35
0-E	SANTANDER	Spain	US$	-	-	106,427	-	-	106,427	135	-	106,427	-	-	106,562	Quaterly	2.80	2.80
0-E	CITIBANK	U.S.A.	UF	60,935	-	-	-	-	60,935	64,293	-	-	-	-	64,293	At Expiration	3.10	3.10
Obligations with the public
97.030.000-7	BANCOESTADO	Chile	UF	-	159,679	-	-	343,218	502,897	49,584	159,679	-	-	355,114	564,377	At Expiration	4.81	4.81
0-E	BANK OF NEW YORK	U.S.A.	US$	-	-	700,000	800,000	-	1,500,000	187,082	-	698,450	803,289	-	1,688,821	At Expiration	7.16	6.94
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	16,079	12,412	34,958	37,891	97,135	198,475	17,926	12,412	34,044	37,466	96,379	198,227	Quaterly	1.48	1.48
0-E	MUFG	U.S.A.	US$	29,054	11,661	32,639	34,970	58,388	166,712	31,375	11,661	32,188	34,733	57,983	167,940	Quaterly	1.64	1.64
0-E	WILMINGTON TRUST	U.S.A.	US$	-	2,209	24,703	32,327	85,119	144,358	-	2,209	24,703	32,327	85,119	144,358	Quaterly/Mensual	3.17	1.60
	COMPANY

-	SWAP Received aircraft	-	US$	10	-	-	-	-	10	10	-	-	-	-	10	Quaterly	-	-
Other guaranteed obligations
0-E	CREDIT AGRICOLE	France	US$	273,199	-	-	-	-	273,199	274,403	-	-	-	-	274,403	At Expiration	1.82	1.82
0-E	MUFG	U.S.A.	US$	7,551	33,131	91,435	24,816	-	156,933	8,259	33,131	91,255	24,816	-	157,461	Quaterly	1.72	1.72
0-E	CITIBANK	U.S.A.	US$	-	600,000	-	-	-	600,000	95	600,000	-	-	-	600,095	At Expiration	2.00	2.00
0-E	BANK OF UTAH	U.S.A.	US$	-	1,644,876	-	-	-	1,644,876	-	1,630,390	-	-	-	1,630,390	At Expiration	22.71	12.97
0-E	EXIM BANK	U.S.A.	US$	-	-	-	25,876	37,014	62,890	183	-	-	25,876	37,014	63,073	Quaterly	1.84	1.84
Financial leases
0-E	CREDIT AGRICOLE	France	US$	682	1,370	-	-	-	2,052	694	1,370	-	-	-	2,064	Quaterly	3.68	3.23
0-E	CITIBANK	U.S.A.	US$	19,101	52,371	12,513	-	-	83,985	19,198	52,371	12,359	-	-	83,928	Quaterly	1.37	0.79
0-E	BNP PARIBAS	U.S.A.	US$	7,216	19,537	28,165	-	-	54,918	7,313	19,537	27,905	-	-	54,755	Quaterly	1.56	0.96
0-E	NATIXIS	France	US$	1,335	15,612	52,010	54,443	138,058	261,458	4,472	15,612	51,647	54,064	137,430	263,225	Quaterly	2.09	2.09
0-E	US BANK	U.S.A.	US$	16,601	50,373	135,201	17,492	-	219,667	17,755	50,373	127,721	17,188	-	213,037	Quaterly	4.03	2.84
0-E	PK AIRFINANCE	U.S.A.	US$	800	3,842	11,562	647	-	16,851	903	3,842	11,562	647	-	16,954	Quaterly	1.88	1.88
0-E	EXIM BANK	U.S.A.	US$	-	-	-	248,354	284,773	533,127	1,771	-	-	244,490	280,341	526,602	Quaterly	2.88	2.03
Others loans
0-E	Various (*)		US$	55,819	-	-	-	-	55,819	55,819	-	-	-	-	55,819	At Expiration	-	-
	Total			644,488	2,607,073	1,229,613	1,276,816	1,043,705	6,801,695	911,471	2,592,587	1,218,261	1,274,896	1,049,380	7,046,595

Schedule of interest-bearing loans due in installments Chile (2021)
				Nominal values						Accounting values
					More than	More than	More than	More			More than	More than	More than	More
				Up to	90 days	one to	three to	than	Total	Up to	90 days	one to	three to	than	Total		Annual
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
	Tax No.	Country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans
0-E	Merril Lynch Credit
	Products LLC	U.S.A.	BRL	304,549	-	-	-	-	304,549	314,322	-	-	-	-	314,322	Monthly	3,95	3,95
Financial lease
0-E	NATIXIS	France	US	$510	1,530	4,080	4,080	7,846	18,046	1,050	1,530	4,080	4,080	7,894	18,634	Semiannual/Quaterly	7.23	7.23
	Total			305,059	1,530	4,080	4,080	7,846	322,595	315,372	1,530	4,080	4,080	7,894	332,956
	Total consolidated			365,829	179,930	545,986	2,114,269	1,469,995	4,676,009	416,298	212,808	536,424	1,962,985	1,436,911	4,565,426

				Nominal values						Accounting values
					More than	More than	More than	More			More than	More than	More than	More
				Up to	90 days	one to	three to	than	Total	Up to	90 days	one to	three to	than	Total		Annual
Bank		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
loans	Tax No.	Country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

0-E	NCM	Netherlands	US$	619	-	324	-	-	943	666	-	324	-	-	990	Monthly	6.01	6.01
0-E	BANCO BRADESCO	Brazil	BRL	74,661	-	-	-	-	74,661	98,864	-	-	-	-	98,864	Monthly	4.33	4.33
0-E	Merril Lynch Credit
	Products LLC	U.S.A.	BRL	185,833	-	-	-	-	185,833	240,089	-	-	-	-	240,089	Monthly	3.95	3.95
Financial lease
0-E	NATIXIS	France	US$	433	2,482	2,872	11,539	-	17,326	637	2,481	2,872	11,539	-	17,529	Quaterly	2.74	2.74
0-E	GA Telessis LLC	U.S.A.	US$	320	1,147	2,695	2,850	3,987	10,999	409	1,147	2,695	2,850	3,987	11,088	Monthly	14.72	14.72
Others loans
0-E	DEUTCHEBANK (*)	Brazil	US$	20,689	-	-	-	-	20,689	20,689	-	-	-	-	20,689	At Expiration	-	-
	Total			282,555	3,629	5,891	14,389	3,987	310,451	361,354	3,628	5,891	14,389	3,987	389,249
	Total consolidated			927,043	2,610,702	1,235,504	1,291,205	1,047,692	7,112,146	1,272,825	2,596,215	1,224,152	1,289,285	1,053,367	7,435,844

Disclosure of Movement of Lease Liabilities
			Lease
			Liability
	Aircraft	Others	total
	ThUS$	ThUS$	ThUS$
Opening balance as January 1, 2020	3,042,231	129,926	3,172,157
New contracts	-	543	543
Lease termination (*)	(7,435)	(285)	(7,720)
Renegotiations	(35,049)	4,919	(30,130)
Payments	(131,427)	(36,689)	(168,116)
Accrued interest	158,253	9,348	167,601
Exchange differences	-	(7,967)	(7,967)
Cumulative translation adjustment	-	(38)	(38)
Other increases (decreases)	-	(5,324)	(5,324)
Changes	(15,658)	(35,493)	(51,151)
Closing balance as of December 31, 2020	3,026,573	94,433	3,121,006
Opening balance as January 1, 2021	3,026,573	94,433	3,121,006
New contracts	518,478	875	519,353
Lease termination (*)	(724,193)	(5,300)	(729,493)
Renegotiations	101,486	5,717	107,203
Payments	(95,831)	(24,192)	(120,023)
Accrued interest	88,245	8,334	96,579
Exchange differences	-	3,356	3,356
Cumulative translation adjustment	-	(2,332)	(2,332)
Other increases (decreases)	(31,097)	(3,914)	(35,011)
Changes	(142,912)	(17,456)	(160,368)
Closing balance as of December 31,2021	2,883,661	76,977	2,960,638
Opening balance as January 1, 2022	2,883,661	76,977	2,960,638
New contracts	354,924	13,019	367,943
Lease termination (*)	(19,606)	-	(19,606)
Renegotiations	(76,233)	(4,198)	(80,431)
Exit effect of chapter 11 (**)	(995,888)	-	(995,888)
Payments	(154,823)	(26,172)	(180,995)
accrued interest	142,939	9,194	152,133
Exchange differences	-	2,279	2,279
Subsidiaries conversion difference	(2)	7,463	7,461
other variations	-	2,920	2,920
Changes	(748,689)	4,505	(744,184)
Closing balance as of December 31,2022	2,134,972	81,482	2,216,454

Schedule of hedge derivatives
	Current liabilities		Non-current liabilities		Total hedge derivatives
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Fair value of interest rate derivatives	-	2,734	-	-	-	2,734

Total hedge derivatives	-	2,734	-	-	-	2,734

Schedule of derivatives of non coverage
	Current liabilities		Non-current liabilities		Total derivatives of no coverage
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Derivative of foreign currency not registered as hedge	-	2,937	-	-	-	2,937

Total derived not qualify as hedge accounting	-	2,937	-	-	-	2,937

Schedule of hedging instruments
	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$

Interest rate swaps (1)	8,816	(2,734)
Fuel options (2)	12,594	17,641
Foreign currency derivative R$/US$ (3)	191	-

(1)	They cover the significant variations in the cash flows associated with the market risk implicit in the increases in the 3-month LIBOR interest rate, SOFR, among others, for long-term loans originated by the acquisition or rental of aircraft and Bank credits. These contracts are recorded as cash flow hedge contracts.

(2)	Hedge significant variations in cash flows associated with market risk implicit in the changes in the price of future fuel purchases. These contracts are recorded as cash flow hedges.

(3)	Hedge significant variations in expected cash flows associated with the market risk implicit in changes in exchange rates, particularly the BRL/R$. These contracts are recorded as cash flow hedge contracts.